UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Item 1.	Report to Stockholders

ANNUAL REPORT

OCTOBER 31, 2016

THRIVENT CASH MANAGEMENT TRUST

THRIVENT CASH MANAGEMENT TRUST

William D. Stouten, Portfolio Manager

Thrivent Cash Management Trust (the “Trust”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Trust changed its investment strategy in 2016 to qualify as a government money market fund under the new money market rules established by the Securities and Exchange Commission (SEC). As a government money market fund, the Trust is allowed to continue using a stable $1.00 NAV and is not required to impose redemption gates or liquidity fees. However, it must invest at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized by government securities. Under the new rules, the Trust is also required to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. While the new rules officially went into effect on October 14, 2016, the Trust was compliant with the requirements by early 2016.

For the 12-month period ended October 31, 2016, the Trust earned a return of 0.31%. At the end of the reporting period, the net assets in the Trust totaled approximately $658 million and consisted entirely of collateral from securities-lending activity. The Trust is no longer used as a sweep vehicle for cash from Thrivent Mutual Funds and Thrivent Series Fund. In light of the new government money market fund guidelines, the Trust ended the period with 100% of its net assets invested directly in U.S. government obligations or U.S. government-supported securities. We continued to invest heavily in variable-rate demand notes (VRDNs), which represented more than 60% of net assets at the Trust’s fiscal year-end. The interest rate on VRDNs typically resets weekly, making them a useful tool in reducing interest rate sensitivity, while also maintaining liquidity due to their short-dated put to the U.S. Treasury. At period end, the Trust’s WAL was 57 days, while its WAM remained very short at nine days. The short WAM is appropriate due to the volatility of securities-lending collateral. Our primary focus in managing the Trust continues to center on maintaining safety, liquidity and a $1.00 share price.

Portfolio Composition (% of Portfolio)
U.S. Government Agency Debt	72.9%
Investment Company	15.9%
U.S. Treasury Debt	11.2%

Total	100.0%

Thrivent Cash Management Trust

As of October 31, 2016*

7-Day Yield	0.52%
7-Day Yield Gross of Waivers	0.50%
7-Day Effective Yield	0.53%
7-Day Effective Yield Gross of Waivers	0.51%

Average Annual Total Returns**

For the Period Ended October 31, 2016	1- Year	5- Year	10- Year
Total Return	0.31%	0.13%	1.05%

*	Seven-day yields of the Thrivent Cash Management Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment adviser were not waiving or reimbursing certain expenses. Yields are subject to daily fluctuation and should not be considered an indication of future results.
**	Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust. Investors should read and consider carefully before investing. To obtain a prospectus, call 1-800-THRIVENT.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 through October 31, 2016.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period 5/1/2016 - 10/31/2016*	Annualized Expense Ratio
Thrivent Cash Management Trust
Actual	$1,000	$1,002	$0.25	0.05%
Hypothetical**	$1,000	$1,025	$0.26	0.05%

*	Expenses are equal to the Trust’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of Thrivent Cash Management Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thrivent Cash Management Trust (the “Trust”) as-of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as-of October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

December 20, 2016

PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402

T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of October 31, 2016

Shares	Investment Company (15.9%)	Value
	Goldman Sachs Financial Square Money Market Fund
$90,005,000	0.300%	$90,005,000
	Morgan Stanley Institutional Liquidity Funds
14,415,000	0.300%	14,415,000

	Total	104,420,000

Principal Amount	U.S. Government Agency Debt (72.8%)[a]	Value
	Federal Agricultural Mortgage Corporation
10,000,000	0.882%, 1/25/2017[b]	10,000,000
	Federal Farm Credit Bank
520,000	0.591%, 2/27/2017[b]	519,942
	Federal Home Loan Bank
1,500,000	0.300%, 11/2/2016	1,499,987
4,292,000	0.315%, 11/4/2016	4,291,887
2,990,000	0.280%, 11/8/2016	2,989,837
5,665,000	0.272%, 11/14/2016	5,664,443
1,100,000	0.280%, 11/15/2016	1,099,880
2,500,000	0.260%, 11/16/2016	2,499,726
2,150,000	0.272%, 11/18/2016	2,149,735
9,000,000	0.272%, 11/23/2016	8,998,503
5,210,000	0.286%, 11/25/2016	5,209,007
4,000,000	0.250%, 11/30/2016	3,999,194
6,000,000	0.288%, 12/2/2016	5,998,515
6,100,000	0.279%, 12/16/2016	6,097,872
1,182,000	0.280%, 12/19/2016	1,181,559
1,200,000	0.280%, 12/21/2016	1,199,533
6,120,000	0.280%, 12/23/2016	6,117,525
5,000,000	0.300%, 12/30/2016	4,997,542
11,300,000	0.311%, 1/3/2017	11,293,847
3,000,000	0.350%, 1/13/2017	2,997,871
	Federal Home Loan Mortgage Corporation
2,700,000	0.625%, 11/1/2016	2,700,000
	Overseas Private Investment Corporation
31,512,000	0.700%, 11/2/2016[b]	31,512,000
5,263,158	0.700%, 11/2/2016[b]	5,263,158
26,250,000	0.750%, 11/2/2016[b]	26,250,000
4,850,000	0.700%, 11/7/2016[b]	4,850,000
12,243,397	0.700%, 11/7/2016[b]	12,243,397
4,000,000	0.700%, 11/7/2016[b]	4,000,000
12,900,000	0.750%, 11/7/2016[b]	12,900,000
4,620,150	0.750%, 11/7/2016[b]	4,620,150
9,000,000	0.750%, 11/7/2016[b]	9,000,000
94,638,375	0.750%, 11/7/2016[b]	94,638,375
15,000,000	0.750%, 11/7/2016[b]	15,000,000
65,206,945	0.760%, 11/7/2016[b]	65,206,945
78,735,000	0.800%, 11/7/2016[b]	78,735,000
6,764,100	0.800%, 11/7/2016[b]	6,764,100
4,831,500	0.800%, 11/7/2016[b]	4,831,500
4,831,500	0.800%, 11/7/2016[b]	4,831,500
6,764,100	0.800%, 11/7/2016[b]	6,764,100

	Total	478,916,630

Principal Amount	U.S. Treasury Debt (11.2%)[a]	Value
	U.S. Treasury Notes
$4,050,000	0.424%, 1/31/2017[b]	4,050,450
13,240,000	0.417%, 7/31/2017[b]	13,238,194
15,000,000	0.508%, 10/31/2017[b]	15,006,978
26,120,000	0.612%, 1/31/2018[b]	26,161,620
5,000,000	0.530%, 4/30/2018[b]	5,005,655
10,000,000	0.514%, 7/31/2018[b]	$10,001,317

	Total	73,464,214

	Total Investments (at amortized cost) 99.9%	$656,800,844

	Other Assets and Liabilities, Net 0.1%	789,564

	Total Net Assets 100.0%	$657,590,408

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of October 31, 2016.

Cost for federal income tax purposes $656,800,868

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of October 31, 2016

Fair Valuation Measurements

The following table is a summary of the inputs used, as of October 31, 2016, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Investment Company	104,420,000	104,420,000	–	–
U.S. Government Agency Debt	478,916,630	–	478,916,630	–
U.S. Treasury Debt	73,464,214	–	73,464,214	–

Total	$656,800,844	$104,420,000	$552,380,844	$–

There were no significant transfers between Levels during the period ended October 31, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT CASH MANAGEMENT TRUST

Statement of Assets and Liabilities

As of October 31, 2016	Cash Management Trust

Assets
Investments at cost	$656,800,844
Investments in securities at value	656,800,844
Investments at Value	656,800,844	*
Cash	905,776
Dividends and interest receivable	235,922
Prepaid expenses	1,703
Prepaid trustee fees	1,100
Receivable for expense reimbursements	14,730
Total Assets	657,960,075

Liabilities
Distributions payable	299,975
Accrued expenses	36,509
Payable for investment advisory fees	25,683
Payable for administrative fees	7,500
Total Liabilities	369,667

Net Assets
Capital stock (beneficial interest)	657,537,353
Accumulated undistributed net investment income/(loss)	1,849
Accumulated undistributed net realized gain/(loss)	51,206
Total Net Assets	$657,590,408
Shares of beneficial interest outstanding	657,537,353
Net asset value per share	$1.00

*	Securities held by the Trust are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

Statement of Operations

For the year ended October 31, 2016	Cash Management Trust
Investment Income
Dividends	$212,893
Interest	6,306,300
Total Investment Income	6,519,193

Expenses
Adviser fees	920,583
Administrative service fees	90,000
Audit and legal fees	31,709
Custody fees	60,471
Insurance expenses	8,394
Printing and postage expenses	6,540
Transfer agent fees	35,819
Trustees’ fees	7,819
Other expenses	17,690
Total Expenses Before Reimbursement	1,179,025

Less:
Reimbursement from adviser	(156,154)
Total Net Expenses	1,022,871
Net Investment Income/(Loss)	5,496,322
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	51,208
Net Realized and Unrealized Gains/(Losses)	51,208

Net Increase/(Decrease) in Net Assets Resulting From Operations	$5,547,530

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

Statement of Changes in Net Assets

	Cash Management Trust
For the periods ended	10/31/2016	10/31/2015
Operations
Net investment income/(loss)	$5,496,322	$1,442,121
Net realized gains/(losses)	51,208	3,294
Net Change in Net Assets Resulting From Operations	5,547,530	1,445,415
Distributions to Shareholders
From net investment income	(5,496,323)	(1,442,121)
From net realized gains	(3,295)	(4,698)
Total Distributions to Shareholders	(5,499,618)	(1,446,819)

Capital Stock Transactions
Sold	14,119,081,410	13,718,910,700
Redeemed	(15,717,344,961)	(13,199,708,475)
Total Capital Stock Transactions	(1,598,263,551)	519,202,225

Net Increase/(Decrease) in Net Assets	(1,598,215,639)	519,200,821
Net Assets, Beginning of Period	2,255,806,047	1,736,605,226
Net Assets, End of Period	$657,590,408	$2,255,806,047
Accumulated Undistributed Net Investment Income/(Loss)	$1,849	$1,850

Capital Stock Share Transactions
Sold	14,119,081,411	13,718,910,699
Redeemed	(15,717,344,962)	(13,199,708,474)

Total Capital Stock Share Transactions	(1,598,263,551)	519,202,225

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2016

(1) ORGANIZATION

Thrivent Cash Management Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All investments in the Trust are by affiliates of the Trust. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for Lutherans, the Trust’s investment adviser (“Thrivent Financial” or the “Adviser”), and its affiliates. Deutsche Bank AG serves as the lending agent to this securities lending program. Until May 2016, series of Thrivent Mutual Funds and Thrivent series Fund, Inc. swept their cash balances into the Trust.

The Trust is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

(B) Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

GAAP requires management of the Trust to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

Management of the Trust analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of October 31, 2016, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2013 through 2016. Additionally, as of October 31, 2016, the tax year ended October 31, 2012 is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.

As of October 31, 2016, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(D) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2016

(E) Recent Accounting Pronouncements –

Investment Company Reporting Modernization.

In October 2016, the Securities and Exchange Commission (SEC) adopted new rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC also adopted amendments to Regulations S-X, which describe the specific format and content of financial reports, to require standardized and enhanced disclosures about derivatives in investment company financial statements and other amendments. These amendments are effective August 1, 2017. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statements and footnote disclosures.

(F) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Dividend income is recorded on the ex-dividend date.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the Adviser at any time.

(B) Other Fees – The Trust has entered into an administration and accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. For the year ended October 31, 2016, Thrivent Financial received aggregate fees for administrative and accounting personnel and services of $90,000 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds.

Those Trustees not participating in the above plan received $7,829 in fees from the Trust for the year ended October 31, 2016. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are employed at Thrivent Financial for Lutherans and receive no compensation from the Trust.

(C) Indirect Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. No reclassifications were necessary at October 31, 2016.

During the year ended October 31, 2016 and the year ended October 31, 2015, the Trust distributed $5,498,599 and $1,446,763 from ordinary income, respectively. During the year ended October 31, 2016 and the year ended October 31, 2015, the Trust distributed $1,019 and $56 from long-term gains, respectively. At October 31, 2016, undistributed ordinary income and undistributed long-term gains for tax purposes were $45,049 and $8,030 respectively.

(5) RELATED PARTY TRANSACTIONS

As of October 31, 2016, seven related parties held 59.9% of the outstanding shares of the Trust. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Trust. In the case of a large redemption, the Trust may be forced to sell investments at inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or illiquid securities.

(6) MONEY MARKET FUND REGULATORY REFORM

On July 23, 2014, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940 - which is the primary rule governing the operation of money market funds. In connection with the amendments to Rule 2a-7, the Board of Trustees of the Trust approved changes to the Trust’s principal investment strategies to allow the Trust to qualify and begin operating as a “government money market fund,” effective February 1, 2016. As such, the Trust invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2016

(7) SUBSEQUENT EVENTS

Management of the Trust has evaluated the impact of subsequent events through December 20, 2016, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(This page intentionally left blank)

THRIVENT CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *

		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
CASH MANAGEMENT TRUST
Year Ended 10/31/2016	$1.00	$–	$–	$–	$–	$–
Year Ended 10/31/2015	1.00	–	–	–	–	–
Year Ended 10/31/2014	1.00	–	–	–	–	–
Year Ended 10/31/2013	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

*	All per share amounts have been rounded to the nearest cent.

**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS—CONTINUED

RATIOS/SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ –	$1.00	0.31%	$657.6	0.05%	0.27%	0.06%	0.26%	N/A
–	1.00	0.07%	2,255.8	0.05%	0.07%	0.06%	0.06%	N/A
–	1.00	0.05%	1,736.6	0.05%	0.05%	0.06%	0.04%	N/A
–	1.00	0.09%	1,793.6	0.05%	0.09%	0.06%	0.09%	N/A
–	1.00	0.13%	2,553.8	0.05%	0.12%	0.08%	0.09%	N/A

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(Unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

SHAREHOLDER NOTIFICATION OF FEDERAL TAX INFORMATION

Pursuant to IRC 852(b)(3) of the Internal Revenue Code, the Trust hereby designates $1,019 as long-term capital gains distributed during the year ended October 31, 2016, or if subsequently determined to be different, the net capital gain of such year.

BOARD OF TRUSTEES AND OFFICERS

The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees the Trust and also serves as:

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 21 funds that offer Class A and Class S shares.

•

Director of Thrivent Series Fund, Inc., a registered investment company consisting of 27 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial and Thrivent Life Insurance Company (“TLIC) and investment options in the retirement plan offered by Thrivent Financial.

•	Trustee of Thrivent Core Funds, a registered investment company that only offers its shares to the Thrivent Mutual Funds and Thrivent Series Fund, Inc.

Thrivent Series Fund, Inc., Thrivent Mutual Funds, Thrivent Core Funds and Thrivent Cash Management Trust are referred to herein as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-847-4836.

Interested Trustee (1)(2)(3)(4)

Name (Year of Birth) Year Elected	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Russell W. Swansen (1957) 2009	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2003. Director of Twin Bridge Capital Partners; Invenshure, LLC; Children’s Cancer Research Fund; and Intellectual Takeout.

David S. Royal (1971) 2015	President, Thrivent Mutual Funds, Thrivent Financial since 2015; Vice President and Deputy General Counsel from 2006 to 2015. Director of Fairview Hospital Foundation.

Independent Trustees (2)(3)(4)(5)

Name (Year of Birth) Year Elected	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Janice B. Case (1952) 2011	Retired. Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization (“ERD”) for North America) since 2008.

Richard L. Gady (1943) 1987	Retired.

Richard A. Hauser (1943) 2004	Retired. Vice President and Assistant General Counsel, The Boeing Company from 2007-2016.

Marc S. Joseph (1960) 2011	Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.

Paul R. Laubscher (1956) 2009	Portfolio Manager for U.S. private real estate portfolios of IBM Retirement Funds.

James A. Nussle (1960) 2011	President and Chief Executive Officer of Credit Union National Association since September 2014; President and Chief Operating Officer of Growth Energy (trade association) from 2010 through August 2014; Advisory Board member of AVISTA Capital Partners (private equity firm) since 2010; CEO of The Nussle Group LLC (consulting firm) since 2009.

Douglas D. Sims (1946) 2006	Retired. Currently, Director of Keystone Science School. Previously, Director of the Center for Corporate Excellence.

Constance L. Souders (1950) 2007	Retired.

BOARD OF TRUSTEES AND OFFICERS

Executive Officers (4)

Name (Year of Birth) Position Held With Thrivent	Principal Occupation(s) During the Past Five Years
David S. Royal (1971) President	Vice President, Thrivent Mutual Funds, Thrivent Financial since 2015; Vice President and Deputy General Counsel from 2006 to 2015.

Russell W. Swansen (1957) Chief Investment Officer	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2003.

Gerard V. Vaillancourt (1967) Treasurer and Principal Accounting Officer	Vice President, Mutual Fund Accounting since 2006.

Michael W. Kremenak (1978) Secretary and Chief Legal Officer	Vice President, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from 2013 to 2015; Vice President and Assistant General Counsel at Nuveen Investments from 2011 to 2013.

Ted S. Dryden (1965) Chief Compliance Officer	Investment Company and Investment Adviser Chief Compliance Officer, Thrivent Financial since December 2010.

Janice M. Guimond (1964) Vice President	Vice President, Investment Operations, Thrivent Financial since 2004.

Kathleen M. Koelling (1977) Privacy and Identity Theft and Anti-Money Laundering Officer (6)	Privacy and Identity Theft and Anti-Money Laundering Officer, Thrivent Financial since 2011; Senior Counsel, Thrivent Financial since 2002.

Mark D. Anema (1961) Vice President	Vice President, New Product Management and Development, Thrivent Financial since 2007.

Kathryn A. Stelter (1962) Vice President	Director, Mutual Fund Operations, Thrivent Financial since 2014; Director, Mutual Fund Operations at Hartford Funds from 2006 to 2014.

James M. Odland (1955) Assistant Secretary	Vice President, Managing Counsel, Thrivent Financial since 2005.

Jill M. Forte (1974) Assistant Secretary	Counsel, Thrivent Financial since 2015; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015; Manager - Legal Affairs, Ameriprise Financial, Inc. from 2010 to 2013.

Troy A. Beaver (1967) Vice President	Vice President, Mutual Fund Distribution & Sales, Thrivent Financial since 2015; Vice President, Marketing, American Century Investments from 2006 to 2015.

Sarah L. Bergstrom (1977) Assistant Treasurer	Director, Fund Accounting Administration, Thrivent Financial since 2007.

(1)	“Interested Trustee” of the Fund as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Mr. Swansen and Mr. Royal are considered interested trustees because of their principal occupation with Thrivent Financial.
(2)	Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Trustees serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	Each Trustee oversees 50 portfolios.
(4)	The address for each Trustee and Officer unless otherwise noted is 625 Fourth Avenue South, Minneapolis, MN 55415.
(5)	The Trustees other than Mr. Swansen and Mr. Royal are not “interested trustees” of the Fund and are referred to as “Independent Trustees.”
(6)	The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

This report is submitted for the information of shareholders of Thrivent Cash Management Trust. It is not authorized

for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Cash

Management Trust, which contains more complete information

about the Trust, including investment objectives, risks, charges and expenses.

Item 2.	Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of
Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Constance L. Souders, an independent trustee, is the Audit Committee Financial Expert.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,980 for the year ended October 31, 2015 and $15,733 for the year ended October 31, 2016.

(b)	Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2015 and $0 for the year ended October 31, 2016. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2015 and $16,000 for the year ended October 31, 2016.

(c)	Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $5,548 for the year ended October 31, 2015 and $5,715 for the year ended October 31, 2016. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2015 and $0 for the year ended October 31, 2016.

(d)	All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2015 and October 31, 2016. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $100,325 for the year ended October 31, 2015 and $12,629 for the year ended October 31, 2016. The 2015 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards, fees related to the merger of certain Series of Thrivent Mutual Funds and certain series of Thrivent Series Fund, Inc., and other tax related work. The 2016 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards and other tax related work. These figures are also reported in response to item 4(g) below.

(e)	Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)	Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2016 were for work performed by persons other than full-time permanent employees of PwC.

(g)	The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2015 and October 31, 2016 were $100,325 and $12,629 respectively. These figures are also reported in response to item 4(d) above.

(h)	Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	The code of ethics pursuant to Item 2 is attached hereto.

(b)	Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2016	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: December 29, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer